						Filed Pursuant to Rule 497(e)
                                               of the Securities Act of 1933


                                                               December 7, 2016

                                 Pioneer Funds

          Supplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:

Fund                                            Date of Prospectus
----                                            ------------------
Pioneer AMT-Free Municipal Fund                 May 1, 2016
Pioneer Bond Fund                               November 1, 2016
Pioneer Classic Balanced Fund                   December 1, 2016
Pioneer Core Equity Fund                        May 1, 2016
Pioneer Disciplined Growth Fund                 December 31, 2015
Pioneer Disciplined Value Fund                  December 31, 2015
Pioneer Dynamic Credit Fund                     August 1, 2016
Pioneer Emerging Markets Fund                   April 1, 2016
Pioneer Equity Income Fund                      March 1, 2016
Pioneer Flexible Opportunities Fund             March 1, 2016
Pioneer Floating Rate Fund                      March 1, 2016
Pioneer Fund                                    May 1, 2016
Pioneer Fundamental Growth Fund                 August 1, 2016
Pioneer Global Equity Fund                      December 31, 2015
Pioneer Global High Yield Fund                  March 1, 2016
Pioneer Global Multisector Income Fund          March 1, 2016
Pioneer High Income Municipal Fund              December 31, 2015
Pioneer High Yield Fund                         March 1, 2016
Pioneer ILS Interval Fund                       February 10, 2016
Pioneer International Equity Fund               April 1, 2016
Pioneer Mid Cap Value Fund                      March 1, 2016
Pioneer Multi-Asset Income Fund                 December 1, 2016
Pioneer Multi-Asset Ultrashort Income Fund      August 1, 2016
Pioneer Real Estate Shares                      May 1, 2016
Pioneer Select Mid Cap Growth Fund              April 1, 2016
Pioneer Short Term Income Fund                  December 31, 2015
Pioneer Solutions - Balanced Fund               December 1, 2016
Pioneer Solutions - Conservative Fund           December 1, 2016
Pioneer Solutions - Growth Fund                 December 1, 2016
Pioneer Strategic Income Fund                   February 1, 2016
Pioneer U.S. Government Money Market Fund       May 1, 2016

Pioneer Investment Management, Inc. (the "Adviser"), each fund's investment adviser, is currently an indirect, wholly-owned subsidiary of UniCredit S.p.A. ("UniCredit"). On December 5, 2016, UniCredit announced that it has entered into exclusive negotiations for the possible sale of its Pioneer Investments business, which includes the Adviser, to Amundi. Amundi is headquartered in Paris, France, and, as of September 30, 2016, had more than $1.1 trillion in assets under management worldwide.

Although the outcome of the negotiations cannot be predicted, a sale of the Adviser would cause each fund's current investment advisory agreement with the Adviser to terminate. In that event, the fund's Board of Trustees would be asked to approve a new investment advisory agreement for the fund. If approved by the Board, the fund's new investment advisory agreement would be submitted to the shareholders of the fund for their approval.

                                                                  29929-00-1216
                                       (C) 2016 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC